Parent Entity Information - Statement of Financial Position of Parent Entity (Detail) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Parent Entity Information [line Items]
Total current assets	$ 80,625,901	$ 149,096,888
Total non current assets	2,641,328	7,886,546
Total assets	83,267,229	156,983,434	$ 201,579,281
Total current liabilities	14,160,873	12,758,844
Total non current liabilities	7,573,310	589,227
Total liabilities	21,734,183	13,348,071	12,057,539
EQUITY
Contributed equity	547,652,181	544,731,830
Reserves	34,677,264	42,984,855
Accumulated losses	(520,796,399)	(444,081,322)
TOTAL EQUITY	61,533,046	143,635,363	$ 189,521,742	$ 136,469,389
Parent [member]
Disclosure Of Parent Entity Information [line Items]
Total current assets	16,289,508	44,875,580
Total non current assets	46,592,621	102,844,317
Total assets	62,882,129	147,719,897
Total current liabilities	2,489,810	3,822,498
Total non current liabilities	439,147	482,871
Total liabilities	2,928,957	4,305,369
EQUITY
Contributed equity	547,652,181	544,731,830
Reserves	23,373,429	26,177,296
Accumulated losses	(511,072,438)	(427,494,598)
TOTAL EQUITY	$ 59,953,172	$ 143,414,528